INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
12.	INVENTORIES

The components of inventories are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Finished goods
Specialty printing papers	$22.3	$31.1	$28.6
Newsprint	7.7	7.8	9.1
Pulp	3.9	3.0	7.8
Total finished goods	33.9	41.9	45.5
Work-in-progress	0.9	0.9	1.1
Raw materials – wood chips, pulp logs and other	23.1	21.1	26.3
Operating and maintenance supplies and spare parts	67.1	67.6	74.0
	$125.0	$131.5	$146.9

The company had applied write-downs to finished goods inventory of $0.1 million on December 31, 2012 and $0.3 million on September 30, 2012 (December 31, 2011 – $2.1 million) and to raw materials inventory of $0.8 million on December 31, 2012 and $2.0 million on September 30, 2012 (December 31, 2011 – $4.5 million).

Inventories are pledged as collateral against the long-term debt of the company. See note 18, Long-term debt, for detailed disclosure of the collateral arrangements of the company.